Inventories - Schedule of Movement of Inventory Provision /(Reversal) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Schedule of Movement of Inventory Provision /(Reversal) [Abstract]
At beginning of year	¥ 389		¥ 612	¥ 577
Provision/(reversal)	154	$ 21	(223)	35
At end of year	¥ 543		¥ 389	¥ 612